UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2012

Date of reporting period:_June 30, 2012

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.8%)
35,800	Aaron’s, Inc.	$1,013,498
6,400	Advance Auto Parts, Inc.	436,608
1,400	AutoZone, Inc.†	514,038
28,500	Bed Bath & Beyond, Inc.†	1,761,300
14,300	Big Lots, Inc.†	583,297
11,500	Coach, Inc.	672,520
141,700	Comcast Corp., Class A	4,530,149
13,400	Darden Restaurants, Inc.	678,442
30,700	DIRECTV, Class A†	1,498,774
27,600	Discovery Communications, Inc., Class A†	1,490,400
31,600	Dollar Tree, Inc.†	1,700,080
8,400	Family Dollar Stores, Inc.	558,432
5,200	Fossil, Inc.†	398,008
19,600	Genuine Parts Co.	1,180,900
10,500	Hasbro, Inc.(a)	355,635
14,900	Helen of Troy, Ltd.†	504,961
88,300	Home Depot, Inc.	4,679,017
13,600	Jarden Corp.	571,472
24,600	Johnson Controls, Inc.	681,666
34,549	JOS A. Bank Clothiers, Inc.†	1,466,950
12,900	Kohl’s Corp.	586,821
35,800	LKQ Corp.†	1,195,720
139,900	Lowe’s Cos., Inc.	3,978,756
8,000	McGraw-Hill Cos., Inc.	360,000
15,200	Monro Muffler Brake, Inc.	505,248
22,920	Nike, Inc., Class B	2,011,918
7,600	Nordstrom, Inc.	377,644
22,400	Omnicom Group, Inc.	1,088,640
17,400	Ross Stores, Inc.	1,086,978
45,300	Staples, Inc.	591,165
45,700	Target Corp.	2,659,283
104,500	TJX Cos., Inc.	4,486,185
12,900	Tractor Supply Co.	1,071,474
9,900	Tupperware Brands Corp.	542,124

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
19,900	Urban Outfitters, Inc.†	$549,041
12,400	V.F. Corp.	1,654,780
29,600	Viacom, Inc., Class B	1,391,792
89,000	Walt Disney Co.	4,316,500
43,500	Wolverine World Wide, Inc.	1,686,930

Total Common Stocks (Cost $48,448,866)		55,417,146
Collateral for Securities on Loan (0.6%)
336,656	State Street Navigator Prime Portfolio	336,656

Total Collateral for Securities on Loan (Cost $336,656)		336,656
Total Investments 101.4% (Cost $48,785,522)		55,753,802
Liabilities Less Other Assets (1.4)%		(778,980)

Net Assets 100.0%		$54,974,822

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

2      SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

June 30, 2012 (Unaudited)

Consumer Discretionary	100.8%

100.8%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

June 30, 2012 (Unaudited)

Home Improvement Retail	15.8%
Apparel Retail	13.8%
Cable & Satellite	11.0%
Movies & Entertainment	10.4%
General Merchandise Stores	10.0%
Footwear	6.7%
Homefurnishing Retail	5.0%
Apparel, Accessories & Luxury Goods	5.0%
Distributors	4.3%
Specialty Stores	3.0%
Broadcasting	2.7%
Automotive Retail	2.7%
Housewares & Specialties	2.0%
Advertising	2.0%
Department Stores	1.8%
Auto Parts & Equipment	1.2%
Restaurants	1.2%
Other Industries (each less than 1%)	2.2%

100.8%

      Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.3%)
48,700	Altria Group, Inc.	$1,682,585
42,800	Archer-Daniels-Midland Co.	1,263,456
5,200	Bunge, Ltd.	326,248
18,800	Casey’s General Stores, Inc.	1,109,012
26,100	Coca-Cola Co.	2,040,759
4,700	Colgate-Palmolive Co.	489,270
18,800	Costco Wholesale Corp.	1,786,000
44,100	CVS Caremark Corp.	2,060,793
13,400	Energizer Holdings, Inc.†	1,008,350
20,000	General Mills, Inc.	770,800
6,900	HJ Heinz Co.	375,222
21,200	Hormel Foods Corp.	644,904
9,900	Ingredion, Inc.	490,248
24,700	Kimberly-Clark Corp.	2,069,119
54,800	Kroger Co.	1,270,812
12,000	Lorillard, Inc.	1,583,400
6,600	McCormick & Co., Inc.	400,290
14,700	Nestle S.A., ADR	878,178
13,500	Nu Skin Enterprises, Inc., Class A	633,150
14,200	PepsiCo, Inc.	1,003,372
32,800	Philip Morris International, Inc.	2,862,128
44,500	Procter & Gamble Co.	2,725,625
31,100	Reynolds American, Inc.	1,395,457
5,800	Target Corp.	337,502
13,200	Unilever PLC, ADR(a)	445,236
59,200	Wal-Mart Stores, Inc.	4,127,424
31,500	Walgreen Co.	931,770

Total Common Stocks (Cost $32,083,561)		34,711,110
Collateral for Securities on Loan (1.2%)
420,090	State Street Navigator Prime Portfolio	420,090

Total Collateral for Securities on Loan (Cost $420,090)		420,090

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investment (0.4%)
$ 150,986	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	$150,986

Total Short-Term Investments (Cost $150,986)		150,986
Total Investments 100.9% (Cost $32,654,637)		35,282,186
Liabilities Less Other Assets (0.9)%		(308,006)

Net Assets 100.0%		$34,974,180

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

ADR American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

June 30, 2012 (Unaudited)

Consumer Staples	98.3%
Consumer Discretionary	1.0%

99.3%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

June 30, 2012 (Unaudited)

Tobacco	21.5%
Household Products	18.0%
Hypermarkets & Super Centers	16.9%
Packaged Foods & Meats	10.1%
Soft Drinks	8.7%
Drug Retail	8.6%
Food Retail	6.8%
Agricultural Products	5.9%
Personal Products	1.8%
General Merchandise Stores	1.0%

99.3%

      Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.7%)
199,600	Apache Corp.	$17,542,844
178,800	Atwood Oceanics, Inc.†	6,765,792
137,100	BP PLC, ADR	5,558,034
134,200	Cameron International Corp.†	5,731,682
775,700	Chevron Corp.	81,836,350
508,500	ConocoPhillips	28,414,980
91,700	Core Laboratories NV	10,628,030
187,400	Diamond Offshore Drilling, Inc.	11,080,962
145,000	Dril-Quip, Inc.†	9,510,550
340,000	ENI SpA, ADR(a)	14,456,800
169,600	Ensco PLC, Class A	7,966,112
1,466,100	Exxon Mobil Corp.	125,454,177
536,800	Halliburton Co.	15,239,752
226,100	Helmerich & Payne, Inc.	9,830,828
358,300	Murphy Oil Corp.	18,018,907
818,600	Nabors Industries, Ltd.†	11,787,840
349,400	National Oilwell Varco, Inc.	22,515,336
249,000	Noble Corp.†	8,099,970
454,400	Occidental Petroleum Corp.	38,973,888
140,800	Oceaneering International, Inc.	6,738,688
223,050	Phillips 66†	7,414,182
171,300	Royal Dutch Shell PLC, ADR	11,550,759
568,300	Schlumberger, Ltd.	36,888,353
174,000	Tenaris S.A., ADR(a)	6,084,780
943,700	Valero Energy Corp.	22,790,355
231,000	Western Refining, Inc.(a)	5,144,370
125,100	Whiting Petroleum Corp.†	5,144,112

Total Common Stocks (Cost $539,680,516)		551,168,433
Collateral for Securities on Loan (1.7%)
9,456,618	State Street Navigator Prime Portfolio	9,456,618

Total Collateral for Securities on Loan (Cost $9,456,618)		9,456,618

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investment (0.4%)
$2,547,733	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	$2,547,733

Total Short-Term Investments (Cost $2,547,733)		2,547,733

Total Investments 101.8% (Cost $551,684,867)		563,172,784
Liabilities Less Other Assets (1.8)%		(10,214,244)

Net Assets 100.0%		$552,958,540

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

ADR	American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

June 30, 2012 (Unaudited)

Energy	99.7%

99.7%

1      Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

June 30, 2012 (Unaudited)

Integrated Oil & Gas	58.6%
Oil & Gas Equipment & Services	20.5%
Oil & Gas Drilling	10.1%
Oil & Gas Refining & Marketing	6.4%
Oil & Gas Exploration & Production	4.1%

99.7%

2      Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.7%)
11,100	ACE, Ltd.	$822,843
5,900	American Financial Group, Inc.	231,457
21,600	Aon PLC	1,010,448
11,000	Assurant, Inc.	383,240
373,500	Bank of America Corp.	3,055,230
41,500	BB&T Corp.	1,280,275
20,700	Brown & Brown, Inc.	564,489
26,600	Capital One Financial Corp.	1,453,956
27,600	Cash America International, Inc.	1,215,504
11,500	Chubb Corp.	837,430
105,690	Citigroup, Inc.	2,896,963
3,200	CME Group, Inc.	857,952
7,900	Cullen/Frost Bankers, Inc.	454,171
73,200	DFC Global Corp.†	1,349,076
4,800	Everest Re Group, Ltd.	496,752
49,900	Ezcorp, Inc., Class A†	1,170,654
44,900	Federated Investors, Inc., Class B	981,065
28,500	First Cash Financial Services, Inc.†	1,144,845
63,500	First Niagara Financial Group, Inc.	485,775
10,800	Franklin Resources, Inc.	1,198,692
24,600	Goldman Sachs Group, Inc.	2,358,156
4,600	Greenhill & Co., Inc.	163,990
20,400	Hancock Holding Co.	620,976
12,500	HCC Insurance Holdings, Inc.	392,500
83,900	JPMorgan Chase & Co.	2,997,747
6,000	M&T Bank Corp.	495,420
36,400	Manulife Financial Corp.	396,396
28,800	Moody’s Corp.	1,052,640
109,200	Morgan Stanley	1,593,228
33,300	NASDAQ OMX Group, Inc.	754,911
20,900	Northern Trust Corp.	961,818
46,000	People’s United Financial, Inc.	534,060
12,500	PNC Financial Services Group, Inc.	763,875
18,000	Progressive Corp.	374,940

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
10,000	Prudential Financial, Inc.	$484,300
9,900	Reinsurance Group of America, Inc.	526,779
91,000	SEI Investments Co.	1,809,990
12,200	StanCorp Financial Group, Inc.	453,352
19,700	State Street Corp.	879,408
9,800	T Rowe Price Group, Inc.	617,008
44,000	TD Ameritrade Holding Corp.	748,000
10,200	Torchmark Corp.	515,610
33,900	Tower Group, Inc.	707,493
15,300	Travelers Cos., Inc.	976,752
77,700	U.S. Bancorp	2,498,832
33,200	Waddell & Reed Financial, Inc., Class A	1,005,296
162,600	Wells Fargo & Co.	5,437,344
19,700	World Acceptance Corp.†	1,296,260

Total Common Stocks (Cost $52,350,544)		53,307,898
Total Investments 100.7% (Cost $52,350,544)		53,307,898
Liabilities Less Other Assets (0.7)%		(378,504)

Net Assets 100.0%		$52,929,394

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

2      SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

June 30, 2012 (Unaudited)

Financial	100.7%

100.7%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

June 30, 2012 (Unaudited)

Other Diversified Financial Services	16.9%
Diversified Banks	15.0%
Consumer Finance	14.4%
Asset Management & Custody Banks	14.1%
Investment Banking & Brokerage	9.2%
Regional Banks	7.8%
Property & Casualty Insurance	7.0%
Specialized Finance	5.0%
Life & Health Insurance	3.5%
Insurance Brokers	3.0%
Reinsurance	1.9%
Multi-line Insurance	1.9%
Thrifts & Mortgage Finance	1.0%

100.7%

      Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.4%)
112,900	Abbott Laboratories	$7,278,663
38,700	Aetna, Inc.	1,500,399
21,000	Alexion Pharmaceuticals, Inc.†	2,085,300
9,500	Allergan, Inc.	879,415
23,000	AMERIGROUP Corp.†	1,515,930
25,500	Amerisource-Bergen Corp.	1,003,425
68,200	Amgen, Inc.	4,981,328
25,200	AstraZeneca PLC, ADR	1,127,700
30,100	Baxter International, Inc.	1,599,815
7,200	Bayer AG, ADR	514,512
10,100	Becton, Dickinson & Co.	754,975
38,500	Bio-Reference Labs, Inc.† (a)	1,011,780
37,800	Cardinal Health, Inc.	1,587,600
59,900	Celgene Corp.†	3,843,184
13,500	CIGNA Corp.	594,000
28,100	Coventry Health Care, Inc.	893,299
39,600	Covidien PLC	2,118,600
70,500	Cubist Pharmaceuticals, Inc.†	2,672,655
74,700	Eli Lilly & Co.	3,205,377
41,535	Express Scripts, Inc.†	2,318,899
86,000	Gilead Sciences, Inc.†	4,410,080
22,100	GlaxoSmithKline PLC, ADR	1,007,097
36,300	Hospira, Inc.†	1,269,774
56,500	Johnson & Johnson	3,817,140
13,600	Laboratory Corp. of America Holdings†	1,259,496
28,800	Magellan Health Services, Inc.†	1,305,504
15,700	McKesson Corp.	1,471,875
69,600	Medtronic, Inc.	2,695,608
216,200	Merck & Co., Inc.	9,026,350
24,400	Novartis AG, ADR	1,363,960
16,300	Par Pharmaceutical Cos., Inc.†	589,082
28,200	Patterson Cos., Inc.	972,054
406,400	PDL BioPharma, Inc.(a)	2,694,432
531,000	Pfizer, Inc.	12,213,000

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
58,700	Questcor Pharmaceuticals, Inc.† (a)	$3,125,188
51,700	ResMed, Inc.†	1,613,040
17,100	Salix Pharmaceuticals, Ltd.†	930,924
27,300	Sanofi-Aventis S.A., ADR	1,031,394
48,100	St Jude Medical, Inc.	1,919,671
38,100	Stryker Corp.	2,099,310
24,400	SurModics, Inc.†	422,120
46,700	Teva Pharmaceutical Industries, Ltd., ADR	1,841,848
60,200	United Therapeutics Corp.†	2,972,676
64,500	UnitedHealth Group, Inc.	3,773,250
11,600	Varian Medical Systems, Inc.†	704,932
23,100	Watson Pharmaceuticals, Inc.†	1,709,169
26,700	WellPoint, Inc.	1,703,193

Total Common Stocks (Cost $99,397,738)		109,429,023
Collateral for Securities on Loan (5.8%)
6,391,747	State Street Navigator Prime Portfolio	6,391,747

Total Collateral for Securities on Loan (Cost $6,391,747)		6,391,747
Short-Term Investment (9.2%)
$10,099,587	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	10,099,587

Total Short-Term Investments (Cost $10,099,587)		10,099,587
Total Investments 114.4% (Cost $115,889,072)		125,920,357
Liabilities Less Other Assets (14.4)%		(15,884,658)

Net Assets 100.0%		$110,035,699

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

ADR	American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

June 30, 2012 (Unaudited)

Health Care	99.4%

99.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

June 30, 2012 (Unaudited)

Pharmaceuticals	46.3%
Biotechnology	21.5%
Health Care Equipment	12.6%
Managed Health Care	10.2%
Health Care Distributors	4.6%
Health Care Services	4.2%

99.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.8%)
20,000	3M Co.	$1,792,000
15,000	Boeing Co.	1,114,500
3,000	Canadian National Railway Co.	253,140
40,000	Caterpillar, Inc.	3,396,400
15,000	Crane Co.	545,700
120,000	CSX Corp.	2,683,200
30,000	Danaher Corp.	1,562,400
11,000	Deere & Co.	889,570
115,000	Delta Air Lines, Inc.†	1,259,250
25,000	Dover Corp.	1,340,250
20,000	Eaton Corp.	792,600
25,000	Emerson Electric Co.	1,164,500
20,000	FedEx Corp.	1,832,200
10,000	Gardner Denver, Inc.	529,100
15,000	General Dynamics Corp.	989,400
175,000	General Electric Co.	3,647,000
10,000	IDEX Corp.	389,800
30,000	Illinois Tool Works, Inc.	1,586,700
5,000	Ingersoll-Rand PLC	210,900
7,000	Joy Global, Inc.	397,110
30,000	Kforce, Inc.†	403,800
10,000	Navistar International Corp.†	283,700
45,000	Norfolk Southern Corp.	3,229,650
25,000	PACCAR, Inc.	979,750
5,000	Parker Hannifin Corp.	384,400
8,000	Raytheon Co.	452,720
15,000	Regal-Beloit Corp.	933,900
5,000	Rockwell Collins, Inc.	246,750
7,000	Ryder System, Inc.	252,070
2,000	Siemens AG, ADR	168,140
25,000	Union Pacific Corp.	2,982,750
55,000	United Continental Holdings†	1,338,150
27,000	United Parcel Service, Inc., Class B	2,126,520
35,000	United Technologies Corp.	2,643,550

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
10,000	Werner Enterprises, Inc.	$238,900

Total Common Stocks (Cost $37,543,625)		43,040,470
Total Investments 100.8% (Cost $37,543,625)		43,040,470
Liabilities Less Other Assets (0.8)%		(333,824)

Net Assets 100.0%		$42,706,646

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

June 30, 2012 (Unaudited)

Industrials	100.8%

100.8%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

June 30, 2012 (Unaudited)

Railroads	21.4%
Industrial Conglomerates	16.8%
Construction & Farm Machinery & Heavy Trucks	13.9%
Industrial Machinery	13.5%
Aerospace & Defense	12.8%
Air Freight & Logistics	9.3%
Airlines	6.1%
Electrical Components & Equipment	4.9%
Trucking	1.2%
Human Resource & Employment Services	0.9%

100.8%

      Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.6%)
30,000	Accenture PLC, Class A	$1,802,700
51,300	Amdocs, Ltd.†	1,524,636
24,500	Apple, Inc.†	14,308,000
41,400	Automatic Data Processing, Inc.	2,304,324
4,700	Baidu, Inc., ADR†	540,406
17,900	CACI International, Inc., Class A†(a)	984,858
130,100	Cisco Systems, Inc.	2,233,817
20,300	Cognizant Technology Solutions Corp., Class A†	1,218,000
49,400	CoreLogic, Inc.†	904,514
23,100	eBay, Inc.†	970,431
66,400	EMC Corp.†	1,701,832
205,700	Flextronics International, Ltd.†	1,275,340
24,300	Global Payments, Inc.	1,050,489
7,200	Google, Inc., Class A†	4,176,504
66,000	Hewlett-Packard Co.	1,327,260
17,600	Infosys Technologies, Ltd., ADR(a)	793,056
68,100	Ingram Micro, Inc., Class A†	1,189,707
149,400	Intel Corp.	3,981,510
33,300	International Business Machines Corp.	6,512,814
3,900	Mastercard, Inc., Class A	1,677,429
28,400	Methode Electronics, Inc.	241,684
177,100	Microsoft Corp.	5,417,489
15,600	Multi-Fineline Electronix, Inc.†	384,384
30,300	NetApp, Inc.†	964,146
81,500	Oracle Corp.	2,420,550
71,000	Perficient, Inc.†	797,330
97,600	QLogic Corp.†	1,336,144
53,600	QUALCOMM, Inc.	2,984,448
43,600	Synaptics, Inc.† (a)	1,248,268
14,300	Syntel, Inc.	868,010
14,100	Visa, Inc., Class A	1,743,183
45,200	Western Digital Corp.†	1,377,696

Total Common Stocks (Cost $55,021,781)		70,260,959

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (4.0%)
2,855,748	State Street Navigator Prime Portfolio	$2,855,748

Total Collateral for Securities on Loan (Cost $2,855,748)		2,855,748
Short-Term Investment (0.6%)
$ 411,745	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	411,745

Total Short-Term Investments (Cost $411,745)		411,745
Total Investments 104.2% (Cost $58,289,274)		73,528,452
Liabilities Less Other Assets (4.2)%		(2,957,075)

Net Assets 100.0%		$70,571,377

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

ADR American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

June 30, 2012 (Unaudited)

Information Technology	99.6%

99.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

June 30, 2012 (Unaudited)

Computer Hardware	22.2%
IT Consulting & Other Services	18.2%
Data Processing & Outsourced Services	12.1%
Systems Software	11.1%
Computer Storage & Peripherals	9.4%
Internet Software & Services	9.2%
Communications Equipment	7.4%
Semiconductors	5.6%
Electronic Manufacturing Services	2.7%
Technology Distributors	1.7%

99.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.0%)
30,000	A Schulman, Inc.(a)	$595,500
40,000	Air Products & Chemicals, Inc.	3,229,200
15,000	Airgas, Inc.	1,260,150
10,000	Albemarle Corp.	596,400
30,000	ArcelorMittal(a)	458,100
10,000	Archer-Daniels-Midland Co.	295,200
12,000	Ashland, Inc.	831,720
5,000	Barrick Gold Corp.	187,850
10,000	Buckeye Technologies, Inc.	284,900
25,000	Calgon Carbon Corp.†	355,500
5,000	Celanese Corp.	173,100
6,500	CF Industries Holdings, Inc.	1,259,310
20,000	Crown Holdings, Inc.†	689,800
95,000	Dow Chemical Co.	2,992,500
75,000	E.I. du Pont de Nemours & Co.	3,792,750
45,000	Ecolab, Inc.	3,083,850
10,000	FMC Corp.	534,800
70,000	Freeport-McMoRan Copper & Gold, Inc.	2,384,900
20,000	Goldcorp, Inc.	751,600
25,000	Monsanto Co.	2,069,500
10,000	Mosaic Co.	547,600
60,000	Newmont Mining Corp.	2,910,600
20,000	Norfolk Southern Corp.	1,435,400
50,000	Nucor Corp.	1,895,000
18,000	PPG Industries, Inc.	1,910,160
45,000	Praxair, Inc.	4,892,850
10,000	Reliance Steel & Aluminum Co.	505,000
25,000	Sealed Air Corp.	386,000
25,000	Silver Wheaton Corp.	671,000
10,107	Southern Copper Corp.	318,472
110,000	Steel Dynamics, Inc.	1,292,500
5,000	Union Pacific Corp.	596,550

Total Common Stocks (Cost $36,499,962)		43,187,762

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (1.0%)
421,027	State Street Navigator Prime Portfolio	$421,027

Total Collateral for Securities on Loan (Cost $421,027)		421,027
Total Investments 101.0% (Cost $36,920,989)		43,608,789
Liabilities Less Other Assets (1.0)%		(422,910)

Net Assets 100.0%		$43,185,879

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

2      SCHEDULE OF INVESTMENTS

ICON Materials Fund

Sector Composition

June 30, 2012 (Unaudited)

Materials	94.6%
Industrials	4.7%
Consumer Staples	0.7%

100.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

June 30, 2012 (Unaudited)

Industrial Gases	21.7%
Diversified Chemicals	21.4%
Specialty Chemicals	12.2%
Steel	9.6%
Fertilizers & Agricultural Chemicals	9.0%
Gold	8.9%
Diversified Metals & Mining	6.3%
Railroads	4.7%
Metal & Glass Containers	1.6%
Precious Metals & Minerals	1.5%
Other Industries (each less than 1%)	3.1%

100.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS (FORMERLY, ICON

TELECOMMUNICATION & UTILITIES FUND)

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.6%)
28,700	AGL Resources, Inc.	$1,112,125
7,700	Allete, Inc.	321,860
68,000	American Electric Power Co., Inc.	2,713,200
13,300	American Water Works Co., Inc.	455,924
7,300	Atmos Energy Corp.	256,011
28,900	Dominion Resources, Inc. of Virginia	1,560,600
116,100	Duke Energy Corp.	2,677,266
27,400	Integrys Energy Group, Inc.	1,558,238
10,800	Laclede Group, Inc.	429,948
15,200	MDU Resources Group, Inc.	328,472
23,000	NextEra Energy, Inc.	1,582,630
74,700	Pepco Holdings, Inc.	1,461,879
82,000	PPL Corp.	2,280,420
50,000	Public Service Enterprise Group, Inc.	1,625,000
33,300	SCANA Corp.	1,593,072
24,600	Sempra Energy	1,694,448
84,000	Southern Co.	3,889,200
68,700	TECO Energy, Inc.	1,240,722
23,500	UGI Corp.	691,605
53,200	Vectren Corp.	1,570,464
29,800	Wisconsin Energy Corp.	1,179,186
74,900	Xcel Energy, Inc.	2,127,909

Total Common Stocks (Cost $29,731,917)		32,350,179
Short-Term Investment (1.1%)
$ 355,498	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	355,498

Total Short-Term Investments (Cost $355,498)		355,498
Total Investments 100.7% (Cost $30,087,415)		32,705,677
Liabilities Less Other Assets (0.7)%		(218,840)

Net Assets 100.0%		$32,486,837

The accompanying notes are an integral part of the schedule of investments.

1      SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

June 30, 2012 (Unaudited)

Utilities	99.6%

99.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

June 30, 2012 (Unaudited)

Electric Utilities	45.9%
Multi-Utilities	44.6%
Gas Utilities	7.7%
Water Utilities	1.4%

99.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (94.7%)
48,000	Adani Enterprises, Ltd.	$192,991
1,196,000	Agricultural Bank of China, Ltd., Class H	484,397
20,200	Aisin Seiki Co., Ltd.	675,243
510,000	AKR Corporindo Tbk PT	190,635
31,000	Amcor, Ltd.	226,303
15,000	Ansell, Ltd.	203,885
42,000	Asciano, Ltd.	188,647
19,000	Asics Corp.	241,027
62,100	Australia & New Zealand Banking Group, Ltd.	1,414,644
5,600	Baidu, Inc., ADR**†	643,888
569,000	Bank of Ayudhya PCL	533,062
767,000	Bank Rakyat Indonesia Persero Tbk PT	525,322
47,500	Bharti Airtel, Ltd.	261,671
42,700	BHP Billiton, Ltd.	1,390,837
381,000	Bumi Armada Bhd†	482,285
1,500,000	BW Plantation Tbk PT	229,771
40,500	Celltrion, Inc.	1,082,737
650,000	Chaoda Modern Agriculture Holdings, Ltd.***† (a)	57,812
3,000	Cheil Industries, Inc.	264,700
474,000	China Lilang, Ltd.	326,917
251,000	China Longyuan Power Group Corp.	165,755
123,000	China Mengniu Dairy Co., Ltd.	328,104
120,000	China Shineway Pharmaceutical Group, Ltd.	174,955
217,000	China ZhengTong Auto Services Holdings, Ltd.†	116,514
85,000	CIMB Group Holdings Bhd	203,694
16,000	Coca-Cola Amatil, Ltd.	219,879
42,000	Computershare, Ltd.	321,032
65,400	Crown, Ltd.	571,909
195,000	Dah Chong Hong Holdings, Ltd.	175,709
6,800	Don Quijote Co., Ltd.	234,193
45,200	Doosan Infracore Co., Ltd.†	736,416
3,300	East Japan Railway Co.	207,211
1,323,000	Ezion Holdings, Ltd.	975,005
100,000	Fisher & Paykel Healthcare Corp., Ltd.	158,181

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
336,000	Giordano International, Ltd.	$239,649
356,000	Guangzhou Automobile Group Co., Ltd., Class H†	299,286
45,200	HCL Technologies, Ltd.	386,883
940,000	Hengdeli Holdings, Ltd.	300,306
26,804	HKT Trust / HKT, Ltd.	21,042
15,100	Honda Motor Co., Ltd.(b)	526,923
74,900	Hong Leong Bank Bhd	294,135
2,790	Hyundai Mobis	676,285
7,500	Hyundai Motor Co.	1,539,707
2,592,000	Indika Energy Tbk PT	519,515
288,000	Insurance Australia Group, Ltd.	1,032,946
9,000	Japan Tobacco, Inc.	266,631
14,000	JSR Corp.	242,922
300	Jupiter Telecommunications Co., Ltd.**(b)	305,874
100,000	Kasikornbank PCL	515,636
40	KDDI Corp.	258,036
14,000	Koito Manufacturing Co., Ltd.	196,166
17,100	Korea Aerospace Industries, Ltd.	442,674
29,200	Korean Reinsurance Co.	286,250
595,000	Krung Thai Bank PCL	304,410
4,000	KT&G Corp.**	283,581
22,500	Kuraray Co., Ltd.	291,588
11,100	LG Fashion Corp.	278,892
7,730	LS Corp.	584,114
368,000	M1, Ltd.	746,576
17,000	Mahindra & Mahindra, Ltd.	215,890
45,000	Marubeni Corp.	299,830
65,407	Meritz Fire & Marine Insurance Co., Ltd.	645,723
5,500	Miraca Holdings, Inc.	228,351
80,000	Mitsubishi Gas Chemical Co., Inc.	454,800
17,000	Mitsubishi Tanabe Pharma Corp.	244,454
52,400	National Australia Bank, Ltd.	1,276,337
14,300	Newcrest Mining, Ltd.	332,776
2,600	Nidec Corp.(b)	197,688
4,600	Nippon Telegraph & Telephone Corp.	214,500
2,600	Nitori Holdings Co., Ltd.	245,853
12,300	Nitto Denko Corp.	526,990
1,000	NongShim Co., Ltd.	180,692
11,000	Orica, Ltd.	280,189
15,200	Origin Energy, Ltd.	191,428

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
4,800	Otsuka Corp.	$408,638
7,700	Otsuka Holdings Co., Ltd.	236,353
127,000	Parkson Holdings Bhd	184,085
1,233,000	PCCW, Ltd.	453,129
2,405	POSCO	769,966
38,000	PPB Group Bhd	191,629
71,000	Primary Health Care, Ltd.	216,084
192,072	PTT Global Chemical PCL	338,510
85,400	PTT PCL	874,812
10,600	Rio Tinto, Ltd.(b)	622,293
714,000	S.A. SA International Holdings, Ltd.	451,438
4,700	S1 Corp.	236,688
42,000	SAI Global, Ltd.(b)	206,065
285,000	Sakari Resources, Ltd.(b)	312,025
1,170	Samsung Electronics Co., Ltd.	1,239,014
32,500	Seek, Ltd.	212,939
10,400	Sega Sammy Holdings, Inc.	211,551
45,000	Semirara Mining Corp.	234,602
7,100	Seven & I Holdings Co., Ltd.	214,032
6,100	Shinhan Financial Group Co., Ltd.	213,851
17,000	Shionogi & Co., Ltd.	231,145
877,000	Sihuan Pharmaceutical Holdings Group, Ltd.	322,681
90,000	Singapore Telecommunications, Ltd.	234,413
2,100	SK Telecom Co., Ltd.	229,811
13,300	Softbank Corp.	495,075
6,300	Sohu.com, Inc.** † (b)	281,232
293,000	Sterlite Industries India, Ltd.	547,388
40,000	Sumitomo Rubber Industries, Ltd.	520,998
168,000	Techtronic Industries Co.	213,307
407,500	Telekomunikasi Indonesia Tbk PT	356,026
4,400	Terumo Corp.	180,826
225,000	Thai Union Frozen Products PCL	511,122
20,000	Toyo Suisan Kaisha, Ltd.	533,340
25,000	Toyota Motor Corp.	1,009,055
28,000	Tsingtao Brewery Co., Ltd., Class H	160,000
58,400	Union Bank of India	220,139
143,000	United Phosphorus, Ltd.	323,360
14,300	Wesfarmers, Ltd.	440,177
13,500	Woodside Petroleum, Ltd.	432,621
46,400	Woori Finance Holdings Co., Ltd.	511,475

3      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
28,600	Yantai Changyu Pioneer Wine Co., Ltd., Class B	$193,291

Total Common Stocks (Cost $49,171,625)		46,356,045
Collateral for Securities on Loan (4.2%)
2,035,965	State Street Navigator Prime Portfolio	2,035,965

Total Collateral for Securities on Loan (Cost $2,035,965)		2,035,965
Short-Term Investment (5.2%)
$ 2,570,639	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	2,570,639

Total Short-Term Investments (Cost $2,570,639)		2,570,639
Total Investments 104.1%* (Cost $53,778,229)		50,962,649
Liabilities Less Other Assets (4.1)%		(2,024,968)

Net Assets 100.0%		$48,937,681

The accompanying notes are an integral part of the schedule of investments.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2012 was 91.5% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

†	Non-income producing security.

(a)	This security is considered to be illiquid. The value of this security at June 30, 2012 was $57,812, which represents 0.1% of the Fund’s Net Assets.

(b)	All or a portion of the security was on loan as of June 30, 2012.

ADR American Depositary Receipt

4      SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund

Country Composition

June 30, 2012 (Unaudited)

South Korea	20.8%
Japan	20.2%
Australia	20.0%
China	6.5%
Thailand	6.3%
Singapore	4.6%
Hong Kong	4.6%
India	4.4%
Indonesia	3.7%
Malaysia	2.8%
Philippines	0.5%
New Zealand	0.3%

94.7%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

June 30, 2012 (Unaudited)

Consumer Discretionary	19.9%
Financial	17.3%
Materials	13.5%
Energy	8.2%
Consumer Staples	7.8%
Industrials	7.6%
Information Technology	6.7%
Health Care	6.7%
Utilities	4.0%
Telecommunication & Utilities	3.0%

94.7%

2      Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Industry Composition

June 30, 2012 (Unaudited)

Diversified Banks	13.3%
Automobile Manufacturers	7.3%
Diversified Metals & Mining	5.2%
Pharmaceuticals	4.7%
Wireless Telecommunication Services	4.1%
Packaged Foods & Meats	3.6%
Property & Casualty Insurance	3.4%
Auto Parts & Equipment	3.1%
Oil & Gas Equipment & Services	3.0%
Integrated Telecommunication Services	2.6%
Semiconductors	2.5%
Integrated Oil & Gas	2.2%
Coal & Consumable Fuels	2.2%
Internet Software & Services	1.9%
Commodity Chemicals	1.8%
IT Consulting & Other Services	1.6%
Electrical Components & Equipment	1.6%
Steel	1.6%
Specialty Chemicals	1.6%
Specialty Stores	1.5%
Industrial Machinery	1.5%
Diversified Chemicals	1.5%
Trading Companies & Distributors	1.4%
Apparel, Accessories & Luxury Goods	1.2%
Casinos & Gaming	1.2%
Tobacco	1.1%
Tires & Rubber	1.1%
Other Industries (each less than 1%)	16.9%

94.7%

3      Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.5%)
2,100	Adidas AG	$150,524
4,840	Air Liquide S.A.	553,350
9,400	Alliance Oil Co., Ltd.†	85,721
2,000	Allianz SE	201,170
9,500	Amer Sports Oyj	108,331
7,400	BASF SE	514,554
11,785	Bayer AG	849,218
3,800	Bayerische Motoren Werke AG	274,998
3,200	BioMerieux	263,517
94,100	BP PLC	628,418
10,800	British American Tobacco PLC	549,072
25,700	British Sky Broadcasting Group PLC	280,179
7,000	Burberry Group PLC	145,746
3,500	Carlsberg A/S, Class B	276,265
10,834	Cie Generale des Etablissements Michelin, Class B	708,828
4,400	Continental AG	366,787
31,500	Deutsche Telekom AG	345,222
5,800	ElringKlinger AG	138,398
3,000	Fugro NV, NV	181,977
7,600	Getinge AB	188,590
31,200	GlaxoSmithKline PLC	708,678
5,800	Heineken NV(a)	302,450
4,300	Kabel Deutschland Holding AG†	267,975
3,300	L’Oreal S.A.	386,117
2,800	Lonza Group AG†	116,494
10,000	LUKOIL OAO, ADR** †	560,800
3,970	LVMH Moet Hennessy Louis Vuitton S.A.	604,193
1,150	Muenchener Rueckversicherungs Gesellschaft AG	162,270
23,000	Nestle S.A.	1,372,591
19,600	Novartis AG	1,095,862
10,900	OMV AG(a)	342,801
23,600	Petrofac, Ltd.	515,124
30,100	QIAGEN NV†	504,011
1,400	Randgold Resources, Ltd.	125,695

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
9,800	Reckitt Benckiser Group PLC	$517,998
68,000	Rexam PLC	448,795
3,300	Rheinmetall AG	162,218
6,130	Roche Holding AG	1,058,853
9,500	Royal Dutch Shell PLC, Class B	331,776
7,500	SABMiller PLC	300,909
7,400	Sanofi	560,186
11,200	SAP AG	663,212
21,600	SBM Offshore NV†	299,338
2,100	Schoeller-Bleckmann Oilfield Equipment AG	170,283
5,900	Siemens AG	495,760
4,071	Stallergenes S.A.	228,201
40,300	Statoil ASA	961,095
57,400	Telenor ASA	959,630
45,300	TeliaSonera AB	289,409
115,100	Tesco PLC	559,366
20,900	Total S.A.(a)	940,685
5,200	Ultra Electronics Holdings PLC	129,623
36,400	Unilever PLC	1,222,084
394,000	Vodafone Group PLC	1,107,438
17,100	Weir Group PLC	410,909
4,000	Yara International ASA	175,047

Total Common Stocks (Cost $26,300,510)		25,868,741
Preferred Stocks (1.2%)
3,100	Henkel AG & Co. KGaA	205,982
2,400	Porsche Automobil Holding SE	119,385

Total Preferred Stocks (Cost $359,433)		325,367
Collateral for Securities on Loan (1.4%)
361,679	State Street Navigator Prime Portfolio	361,679

Total Collateral for Securities on Loan (Cost $361,679)		361,679
Total Investments 101.1%* (Cost $27,021,622)		26,555,787
Liabilities Less Other Assets (1.1)%		(280,882)

Net Assets 100.0%		$26,274,905

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2012 was 97.6% of net assets.

**	This security is considered a Level 1 security. See Note 2 for further details.

ADR	American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Europe Fund

Country Composition

June 30, 2012 (Unaudited)

United Kingdom	28.6%
Germany	18.7%
France	16.2%
Switzerland	13.9%
Norway	8.0%
Netherlands	6.2%
Russia	2.5%
Austria	1.9%
Sweden	1.8%
Denmark	1.0%
Jersey	0.5%
Finland	0.4%

99.7%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

June 30, 2012 (Unaudited)

Consumer Staples	21.7%
Health Care	21.2%
Energy	19.1%
Consumer Discretionary	12.0%
Telecommunication & Utilities	7.9%
Materials	6.9%
Industrials	4.6%
Information Technology	2.5%
Utilities	2.4%
Financial	1.4%

99.7%

2      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Industry Composition

June 30, 2012 (Unaudited)

Pharmaceuticals	17.1%
Integrated Oil & Gas	14.3%
Packaged Foods & Meats	9.9%
Integrated Telecommunication Services	6.1%
Oil & Gas Equipment & Services	4.4%
Wireless Telecommunication Services	4.2%
Apparel, Accessories & Luxury Goods	3.4%
Brewers	3.3%
Household Products	2.8%
Tires & Rubber	2.7%
Application Software	2.5%
Industrial Conglomerates	2.5%
Life Sciences Tools & Services	2.4%
Food Retail	2.1%
Industrial Gases	2.1%
Tobacco	2.1%
Cable & Satellite	2.1%
Diversified Chemicals	2.0%
Auto Parts & Equipment	1.9%
Health Care Equipment	1.7%
Metal & Glass Containers	1.7%
Industrial Machinery	1.6%
Automobile Manufacturers	1.5%
Personal Products	1.5%
Other Industries (each less than 1%)	3.8%

99.7%

3      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.1%)
2,100,000	Adaro Energy Tbk PT	$328,242
6,600	Air Liquide S.A.	754,568
614,000	America Movil S.A.B. de C.V., Series L**	802,729
86,000	Asics Corp.(a)	1,090,962
81,100	Atrium Innovations, Inc.**†	872,257
5,600	Baidu, Inc., ADR** †	643,888
23,500	Barrick Gold Corp.**	885,203
7,500	BASF SE	521,508
18,700	Bayer AG	1,347,508
110,710	BP PLC	739,343
14,500	British American Tobacco PLC	737,180
430,000	Bumi Armada Bhd†	544,311
5,100,000	BW Plantation Tbk PT	781,220
122,450	Celltrion, Inc.	3,273,607
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.***†(b)	151,378
790,000	China Lilang, Ltd.	544,862
21,000	Cia Hering**	398,357
13,400	Cie Generale des Etablissements Michelin, Class B	876,712
668,000	Compartamos S.A.B. de C.V.**	781,688
5,600	Continental AG	466,820
50,400	Deutsche Telekom AG	552,355
72,000	Diagnosticos da America S.A.**	473,547
14,100	Empire Co., Ltd., Class A**	743,155
53,800	Ensign Energy Services, Inc.**	739,809
4,670,000	Ezion Holdings, Ltd.(a)	3,441,629
5,600	Fugro NV, NV	339,690
11,300	Getinge AB	280,404
450,000	Giordano International, Ltd.	320,958
52,800	GlaxoSmithKline PLC	1,199,301
5,800	Hyundai Department Store Co., Ltd.	724,972
63,000	Hyundai Greenfood Co., Ltd.	917,239
4,400	Hyundai Home Shopping Network Corp.	430,598
4,500	Hyundai Mobis	1,090,782
14,000	Hyundai Motor Co.	2,874,119

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
48,100	Kinross Gold Corp.**	$392,605
10,500	Korea Aerospace Industries, Ltd.	271,817
12,600	KT&G Corp.**	893,282
104,000	Lewis Group, Ltd.	896,101
68,000	LG Fashion Corp.	1,708,527
6,600	LVMH Moet Hennessy Louis Vuitton S.A.	1,004,452
7,200	Mando Corp.	1,074,728
19,700	Metro, Inc.**	1,008,703
58,000	MTN Group, Ltd.	1,004,370
30,300	Nestle S.A.	1,808,239
28,000	Novartis AG	1,565,517
14,000	Otsuka Holdings Co., Ltd.	429,733
29,500	Pan American Silver Corp.**	499,249
14,100	Petrofac, Ltd.	307,765
8,200	Point, Inc.	282,253
97,100	Precision Drilling Corp.**†	660,940
50,800	QIAGEN NV†	850,623
38,000	Raia Drogasil S.A.**	383,122
8,700	Roche Holding AG	1,502,776
21,210	Royal Dutch Shell PLC, Class B	740,732
860,000	S.A. SA International Holdings, Ltd.	543,749
9,200	SABMiller PLC	369,115
800	Samsung Electronics Co., Ltd.	847,189
6,400	Sanofi	484,485
16,400	SAP AG	971,132
24,100	Saputo, Inc.**	1,002,016
8,300	Siemens AG	697,425
608,000	Sino Biopharmaceutical	220,507
1,765	Stallergenes S.A.	98,937
61,300	Statoil ASA	1,461,914
41,400	Suncor Energy, Inc.**	1,197,148
47,700	Suncorp Group, Ltd.	398,584
9,000	Sundrug Co., Ltd.(a)	293,056
870,000	Telekomunikasi Indonesia Tbk PT	760,105
87,500	Telenor ASA	1,462,851
53,000	TeliaSonera AB	338,602
191,000	Tesco PLC	928,226
25,000	Teva Pharmaceutical Industries, Ltd., ADR**	986,000
325,000	Thai Union Frozen Products PCL	738,287
13,000	Tiger Brands, Ltd.(a)	390,496

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
31,155	Total S.A.	$1,402,251
50,000	Toyo Suisan Kaisha, Ltd.	1,333,351
24,400	Trican Well Service, Ltd.** (a)	281,603
54,200	Unilever PLC	1,819,697
9,000	Valeant Pharmaceuticals International, Inc.**†	403,723
513,000	Vodafone Group PLC	1,441,918
104,000	Yantai Changyu Pioneer Wine Co., Ltd., Class B	702,875
878,000	Yingde Gases	803,572

Total Common Stocks (Cost $73,959,082)		70,335,249
Preferred Stock (0.5%)
77,000	Investimentos Itau S.A.**	325,865

Total Preferred Stocks (Cost $298,508)		325,865
Collateral for Securities on Loan (2.0%)
1,440,024	State Street Navigator Prime Portfolio	1,440,024

Total Collateral for Securities on Loan (Cost $1,440,024)		1,440,024
Short-Term Investment (1.0%)
$ 714,009	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	714,009

Total Short-Term Investments (Cost $714,009)		714,009
Total Investments 101.6%* (Cost $76,411,623)		72,815,147
Liabilities Less Other Assets (1.6)%		(1,142,595)

Net Assets 100.0%		$71,672,552

The accompanying notes are an integral part of the schedule of investments.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2012 was 78.3% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
***	This security is considered a Level 3 security. See Note 2 for further details.
†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2012.
(b)	This security is considered to be illiquid. The value of this security at June 30, 2012 was $151,378, which represents 0.2% of the Fund’s Net Assets.
ADR	American Depositary Receipt

3      SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

June 30, 2012 (Unaudited)

South Korea	19.7%
Canada	12.1%
United Kingdom	10.5%
Switzerland	6.8%
France	6.4%
Germany	6.4%
Singapore	4.8%
Japan	4.8%
Norway	4.1%
South Africa	3.2%
Hong Kong	2.8%
Netherlands	2.7%
China	2.6%
Indonesia	2.6%
Mexico	2.2%
Brazil	2.2%
Israel	1.4%
Thailand	1.0%
Sweden	0.9%
Malaysia	0.8%
Australia	0.6%

98.6%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

June 30, 2012 (Unaudited)

Consumer Discretionary	21.3%
Consumer Staples	20.9%
Health Care	18.3%
Energy	17.0%
Materials	5.4%
Utilities	4.8%
Telecommunication & Utilities	4.1%
Information Technology	3.4%
Financial	2.1%
Industrials	1.3%

98.6%

2      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Industry Composition

June 30, 2012 (Unaudited)

Pharmaceuticals	16.1%
Packaged Foods & Meats	9.9%
Integrated Oil & Gas	7.7%
Oil & Gas Equipment & Services	6.9%
Apparel, Accessories & Luxury Goods	4.5%
Wireless Telecommunication Services	4.5%
Integrated Telecommunication Services	4.3%
Automobile Manufacturers	4.0%
Food Retail	3.7%
Auto Parts & Equipment	3.7%
Department Stores	2.3%
Tobacco	2.3%
Industrial Gases	2.2%
Oil & Gas Drilling	2.0%
Gold	1.8%
Footwear	1.5%
Apparel Retail	1.4%
Application Software	1.4%
Agricultural Products	1.3%
Homefurnishing Retail	1.2%
Tires & Rubber	1.2%
Personal Products	1.2%
Life Sciences Tools & Services	1.2%
Semiconductors	1.2%
Consumer Finance	1.1%
Distillers & Vintners	1.0%
Industrial Conglomerates	1.0%
Other Industries (each less than 1%)	8.0%

98.6%

3      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (73.5%)
$220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	$328,603
500,000	Ally Financial, Inc.	6.75%	12/01/14	527,465
450,000	Altria Group, Inc.	9.25%	08/06/19	625,179
450,000	Altria Group, Inc.	9.95%	11/10/38	715,531
1,000,000	Ameren Energy Generating Co.(a)	7.00%	04/15/18	865,000
1,440,000	American Express Bank FSB (b)	0.54%	06/12/17	1,368,900
1,000,000	American Express Co.	7.00%	03/19/18	1,237,786
900,000	American International Group, Inc.	4.25%	05/15/13	917,968
500,000	AmeriGas Finance LLC/AmeriGas Finance Corp.	7.00%	05/20/22	515,000
500,000	Amgen, Inc.	3.88%	11/15/21	527,929
900,000	AT&T, Inc.	5.80%	02/15/19	1,097,696
800,000	Avnet, Inc.	6.00%	09/01/15	877,936
500,000	B&G Foods, Inc.	7.63%	01/15/18	537,500
1,000,000	Ball Corp.	5.00%	03/15/22	1,040,000
950,000	Bank of America NA(b)	0.77%	06/15/17	808,270
1,000,000	BB&T Corp.	5.25%	11/01/19	1,130,042
500,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/21	550,273
500,000	CA, Inc.	5.38%	12/01/19	562,760
450,000	Central Garden and Pet Co.	8.25%	03/01/18	451,125
400,000	Chesapeake Energy Corp.(a)	9.50%	02/15/15	431,000
500,000	Citigroup, Inc.	6.00%	08/15/17	547,698
500,000	Citigroup, Inc.	6.13%	05/15/18	558,287
450,000	Coca-Cola Co.	4.88%	03/15/19	534,394
450,000	Comcast Cable Holdings, LLC	9.46%	11/15/22	655,073
1,000,000	Commercial Metals Co.	7.35%	08/15/18	1,022,500
1,000,000	Computer Sciences Corp.	6.50%	03/15/18	1,067,500
400,000	Constellation Brands, Inc.	7.25%	09/01/16	453,000
900,000	Cooper Tire & Rubber Co.	7.63%	03/15/27	891,000
114,000	Cox Communications, Inc.	7.63%	06/15/25	137,996
450,000	Dean Foods Co.	6.90%	10/15/17	469,125
950,000	Delphi Financial Group, Inc.	7.88%	01/31/20	1,122,947
500,000	Denbury Resources, Inc.	9.75%	03/01/16	549,375
400,000	DISH DBS Corp.	7.13%	02/01/16	439,000

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$ 500,000	Ecolab, Inc.	4.35%	12/08/21	$554,182
450,000	Entergy Corp.	3.63%	09/15/15	462,589
500,000	ERP Operating L.P.	5.38%	08/01/16	560,032
450,000	Exelon Generation Co., LLC	5.35%	01/15/14	476,660
750,000	Exelon Generation Co., LLC	6.20%	10/01/17	864,684
900,000	Exelon Generation Co., LLC	4.00%	10/01/20	905,615
500,000	Express Scripts, Inc.	3.13%	05/15/16	520,586
500,000	Fiserv, Inc.	4.75%	06/15/21	539,264
400,000	Ford Motor Credit Co., LLC	8.00%	06/01/14	443,718
1,000,000	Ford Motor Credit Co., LLC	5.63%	09/15/15	1,086,856
1,000,000	Frontier Communications Corp.	8.13%	10/01/18	1,062,500
900,000	Gap, Inc.	5.95%	04/12/21	932,857
500,000	General Electric Capital Corp.	4.75%	09/15/14	536,221
1,000,000	General Electric Capital Corp.(b)	0.67%	05/11/16	958,435
1,000,000	Goldman Sachs Group, Inc.(b)	0.92%	03/22/16	904,873
500,000	Google, Inc.	3.63%	05/19/21	553,732
1,000,000	HCP, Inc.	5.65%	12/15/13	1,056,173
1,500,000	HCP, Inc.	6.30%	09/15/16	1,689,174
500,000	HCP, Inc.	6.70%	01/30/18	580,558
450,000	Hospira, Inc.	6.05%	03/30/17	507,587
500,000	Hospira, Inc.	5.60%	09/15/40	519,761
500,000	International Lease Finance Corp.	4.88%	04/01/15	502,475
474,700	JC Penney Corp., Inc.	7.95%	04/01/17	474,700
450,000	John Hancock Life Insurance Co.(c)(d)	7.38%	02/15/24	547,251
1,000,000	JPMorgan Chase Bank NA(b)	0.80%	06/13/16	931,346
450,000	Juniper Networks, Inc.	3.10%	03/15/16	467,193
900,000	Kellogg Co.	4.00%	12/15/20	990,664
500,000	Life Technologies Corp.	3.50%	01/15/16	520,545
400,000	Limited Brands, Inc.	5.63%	02/15/22	412,000
900,000	Lockheed Martin Corp.	4.25%	11/15/19	1,005,273
1,400,000	Lorillard Tobacco Co.(a)	6.88%	05/01/20	1,655,578
500,000	Mead Johnson Nutrition Co.	4.90%	11/01/19	568,705
450,000	Medco Health Solutions, Inc.	2.75%	09/15/15	462,726
350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	357,038
900,000	Microsoft Corp.	5.30%	02/08/41	1,151,408
900,000	Morgan Stanley(b)	0.95%	10/15/15	801,763
950,000	Morgan Stanley	3.50%	10/15/20	908,049
1,000,000	National City Corp.	6.88%	05/15/19	1,206,931
900,000	Novartis Capital Corp.	4.40%	04/24/20	1,041,924

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$ 1,000,000	NRG Energy, Inc.(a)	7.38%	01/15/17	$1,040,000
900,000	PepsiCo, Inc.	5.00%	06/01/18	1,051,257
600,000	Pitney Bowes, Inc.(a)	4.75%	05/15/18	603,902
750,000	PPL Energy Supply LLC(a)	6.50%	05/01/18	866,644
180,000	Provident Cos., Inc.	7.00%	07/15/18	206,745
900,000	Reynolds American, Inc.	7.25%	06/01/13	950,011
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,207,164
450,000	Sara Lee Corp.	2.75%	09/15/15	460,893
400,000	Smithfield Foods, Inc.	10.00%	07/15/14	456,500
1,350,000	Southern Copper Corp.	5.38%	04/16/20	1,495,815
900,000	Staples, Inc.	9.75%	01/15/14	1,005,938
1,000,000	Suntrust Banks, Inc.(b)	0.76%	04/01/15	951,975
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	626,030
500,000	Tesoro Corp.	6.63%	11/01/15	510,000
400,000	Toll Brothers Finance Corp.	6.75%	11/01/19	442,961
1,000,000	Torchmark Corp.	6.38%	06/15/16	1,115,931
450,000	TransDigm, Inc.	7.75%	12/15/18	493,875
850,000	Valmont Industries, Inc.	6.63%	04/20/20	997,421
500,000	Ventas Realty L.P. / Ventas Capital Corp.	4.75%	06/01/21	519,419
450,000	Vornado Realty L.P.	4.25%	04/01/15	474,574
500,000	Wachovia Corp.	5.25%	08/01/14	533,386
500,000	Wal-Mart Stores, Inc.	4.25%	04/15/21	576,653
900,000	Wells Fargo Bank NA(b)	0.68%	05/16/16	858,178
1,000,000	Willis North America, Inc.	6.20%	03/28/17	1,125,014
450,000	Windstream Corp.	8.13%	08/01/13	474,188

Total Corporate Bonds (Cost $69,094,741)				72,329,958
U.S. Treasury Obligations (13.6%)
2,000,000	U.S. Treasury Note	3.63%	02/15/20	2,352,656
2,000,000	U.S. Treasury Note	2.38%	07/31/17	2,159,688
2,000,000	U.S. Treasury Note	1.88%	08/31/17	2,110,000
2,500,000	U.S. Treasury Note	2.13%	08/15/21	2,627,735
2,500,000	U.S. Treasury Note	1.25%	01/31/19	2,534,375
1,500,000	U.S. Treasury Note	2.00%	02/15/22	1,550,508

Total U.S. Treasury Obligations (Cost $12,545,525)				13,334,962
Foreign Corporate Bonds (5.9%)
900,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/20	924,957
900,000	ArcelorMittal(a)	5.50%	03/01/21	851,866

3      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$ 900,000	Aspen Insurance Holdings, Ltd.	6.00%	12/15/20	$950,560
1,000,000	Gold Fields Orogen Holding BVI, Ltd.(c) (d)	4.88%	10/07/20	952,847
900,000	Petrobras International Finance Co.	5.38%	01/27/21	969,994
900,000	Vale Overseas, Ltd.	8.25%	01/17/34	1,148,525

Total Foreign Corporate Bonds (Cost $5,787,489)				5,798,749
Collateral for Securities on Loan (5.9%)
5,845,613	State Street Navigator Prime Portfolio			5,845,613

Total Collateral for Securities on Loan (Cost $5,845,613)				5,845,613
Short-Term Investment (6.0%)
$ 5,842,345	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12			5,842,345

Total Short-Term Investments (Cost $5,842,345)				5,842,345
Total Investments 104.9% (Cost $99,115,713)				103,151,627
Liabilities Less Other Assets (4.9)%				(4,779,241)

Net Assets 100.0%				$98,372,386

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2012.

(b)	Floating Rate Security. Rate disclosed is as of June 30, 2012.

(c)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2012 was $1,500,098, which represent 1.5% of the Fund’s Net Assets.

(d)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

4      SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

June 30, 2012 (Unaudited)

A1	3.3%
A2	2.5%
A3	5.7%
Aa2	2.8%
Aa3	1.6%
Aaa	1.2%
B1	2.1%
B2	1.8%
B3	1.1%
Ba1	3.4%
Ba2	3.6%
Ba3	2.3%
Baa1	16.0%
Baa2	18.5%
Baa3	13.5%

79.4%

    Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets.

    Ratings based on Moody’s Investors Service, Inc.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (90.3%)
8,500	3M Co.	$761,600
3,400	Air Products & Chemicals, Inc.	274,482
12,200	Altria Group, Inc.	421,510
27,900	Annaly Capital Management, Inc., REIT(a)	468,162
800	Apple, Inc.†	467,200
10,000	Archer-Daniels-Midland Co.	295,200
12,200	AT&T, Inc.	435,052
4,100	Baxter International, Inc.	217,915
5,700	Buckle, Inc.(a)	225,549
8,400	CA, Inc.	227,556
5,100	Caterpillar, Inc.	433,041
3,400	Chevron Corp.	358,700
9,700	Computer Sciences Corp.	240,754
10,500	ConAgra Foods, Inc.	272,265
2,500	Costco Wholesale Corp.	237,500
12,800	CSX Corp.	286,208
6,500	Darden Restaurants, Inc.	329,095
5,900	Dow Chemical Co.	185,850
5,600	Eaton Corp.	221,928
5,100	Emerson Electric Co.	237,558
5,500	ENI SpA, ADR	233,860
6,100	Ensco PLC, Class A	286,517
6,700	Exxon Mobil Corp.	573,319
10,700	Federated Investors, Inc., Class B(a)	233,795
16,800	First Niagara Financial Group, Inc.	128,520
26,000	General Electric Co.	541,840
2,300	Goldman Sachs Group, Inc.	220,478
7,000	Hasbro, Inc.(a)	237,090
8,800	HJ Heinz Co.	478,544
6,300	Home Depot, Inc.	333,837
5,600	Illinois Tool Works, Inc.	296,184
26,600	Intel Corp.	708,890
3,900	International Business Machines Corp.	762,762
5,900	Johnson & Johnson	398,604

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
12,300	JPMorgan Chase & Co.	$439,479
10,800	Linear Technology Corp.	338,364
3,600	Lockheed Martin Corp.	313,488
11,500	Lowe’s Cos., Inc.	327,060
7,600	Mattel, Inc.	246,544
7,200	Medtronic, Inc.	278,856
12,900	Meridian Bioscience, Inc.	263,934
25,100	Microsoft Corp.	767,809
7,100	Molson Coors Brewing Co., Class B	295,431
4,200	Norfolk Southern Corp.	301,434
7,500	Nucor Corp.	284,250
7,100	Omnicom Group, Inc.	345,060
55,300	PDL BioPharma, Inc.(a)	366,639
25,500	People’s United Financial, Inc.	296,055
20,200	Pfizer, Inc.	464,600
6,500	Reynolds American, Inc.	291,655
7,500	Sanofi-Aventis S.A., ADR	283,350
9,700	Seagate Technology PLC	239,881
16,900	Staples, Inc.	220,545
7,400	Target Corp.	430,606
10,000	Thomson Reuters Corp.	284,500
6,300	Unilever PLC, ADR(a)	212,499
2,200	Union Pacific Corp.	262,482
3,900	United Parcel Service, Inc., Class B	307,164
2,800	United Technologies Corp.	211,484
13,100	Valero Energy Corp.	316,365
9,300	Verizon Communications, Inc.	413,292
7,900	Vodafone Group PLC, ADR	222,622
8,700	Waddell & Reed Financial, Inc., Class A	263,436
12,300	Wells Fargo & Co.	411,312
36,500	Xerox Corp.	287,255

Total Common Stocks (Cost $20,295,355)		22,018,816
Preferred Stock (1.4%)
13,400	Capital One Capital II	344,380

Total Preferred Stocks (Cost $342,954)		344,380

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (6.1%)
$ 600,000	Bank of America Corp.	5.42%	03/15/17	$621,261
350,000	Commercial Metals Co.	7.35%	08/15/18	357,875
500,000	Goldman Sachs Group, Inc.	5.38%	03/15/20	514,711

Total Corporate Bonds (Cost $1,475,096)				1,493,847

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Call Options Purchased (0.6%)
Archer-Daniels-Midland Co., January 2013, $35.00	69	3,140
Bank Of America Corp., January 2013, $7.50	800	116,800
Commercial Metals Co., December 2012 $13.00	269	30,262
Goldman Sachs Group, Inc., January 2013, $120.00	42	6,741

Total Call Options Purchased (Cost $158,587)		156,943

Shares or Principal Amount		Value
Collateral for Securities on Loan (4.6%)
1,122,065	State Street Navigator Prime Portfolio	1,122,065

Total Collateral for Securities on Loan (Cost $1,122,065)		1,122,065
Short-Term Investment (1.3%)
$ 319,556	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	319,556

Total Short-Term Investments (Cost $319,556)		319,556
Total Investments 104.3% (Cost $23,713,613)		25,455,607
Liabilities Less Other Assets (4.3)%		(1,056,256)

Net Assets 100.0%		$24,399,351

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

3      SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

June 30, 2012 (Unaudited)

Industrials	17.1%
Information Technology	16.6%
Consumer Discretionary	12.2%
Financial	11.5%
Consumer Staples	10.3%
Health Care	9.3%
Energy	7.2%
Utilities	3.5%
Materials	3.1%
Telecommunication & Utilities	0.9%

91.7%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

June 30, 2012 (Unaudited)

Industrial Conglomerates	5.3%
Integrated Oil & Gas	4.8%
Pharmaceuticals	4.7%
Semiconductors	4.3%
Systems Software	4.1%
Packaged Foods & Meats	3.9%
Railroads	3.5%
Integrated Telecommunication Services	3.5%
IT Consulting & Other Services	3.1%
Tobacco	2.9%
Home Improvement Retail	2.7%
Aerospace & Defense	2.2%
Industrial Machinery	2.1%
Asset Management & Custody Banks	2.0%
Health Care Equipment	2.0%
Leisure Products	2.0%
Mortgage REIT’s	1.9%
Computer Hardware	1.9%
Other Diversified Financial Services	1.8%
Construction & Farm Machinery & Heavy Trucks	1.8%
General Merchandise Stores	1.8%
Diversified Banks	1.7%
Biotechnology	1.5%
Advertising	1.4%
Consumer Finance	1.4%
Restaurants	1.3%
Oil & Gas Refining & Marketing	1.3%
Air Freight & Logistics	1.3%
Thrifts & Mortgage Finance	1.2%
Brewers	1.2%
Agricultural Products	1.2%
Office Electronics	1.2%
Oil & Gas Drilling	1.2%
Publishing	1.2%
Steel	1.2%
Industrial Gases	1.1%
Health Care Supplies	1.1%
Data Processing & Outsourced Services	1.0%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

Computer Storage & Peripherals	1.0%
Electrical Components & Equipment	1.0%
Hypermarkets & Super Centers	1.0%
Other Industries (each less than 1%)	4.9%

91.7%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON FUND (FORMERLY, ICON CORE EQUITY FUND)

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.1%)
22,100	Accenture PLC, Class A	$1,327,989
5,000	Apple, Inc.†	2,920,000
22,100	BB&T Corp.	681,785
15,800	Cash America International, Inc.	695,832
27,800	Caterpillar, Inc.	2,360,498
22,000	Celgene Corp.†	1,411,520
3,100	CME Group, Inc.	831,141
114,700	Comcast Corp., Class A	3,666,959
61,800	CSX Corp.	1,381,848
18,400	Dover Corp.	986,424
21,600	Eaton Corp.	856,008
48,100	Emerson Electric Co.	2,240,498
38,700	Ezcorp, Inc., Class A†	907,902
9,600	FedEx Corp.	879,456
83,600	General Electric Co.	1,742,224
30,500	Halliburton Co.	865,895
49,500	Helen of Troy, Ltd.†	1,677,555
31,000	Illinois Tool Works, Inc.	1,639,590
9,100	International Business Machines Corp.	1,779,778
39,000	JPMorgan Chase & Co.	1,393,470
62,300	Lowe’s Cos., Inc.	1,771,812
17,000	National Oilwell Varco, Inc.	1,095,480
6,400	Nike, Inc., Class B	561,792
44,100	Noble Corp.†	1,434,573
26,400	Nucor Corp.	1,000,560
6,300	Parker Hannifin Corp.	484,344
27,700	Praxair, Inc.	3,011,821
30,700	Questcor Pharmaceuticals, Inc.†(a)	1,634,468
15,900	Schlumberger, Ltd.	1,032,069
85,900	Steel Dynamics, Inc.	1,009,325
37,300	Time Warner Cable, Inc.	3,062,330
62,200	TJX Cos., Inc.	2,670,246
14,500	Union Pacific Corp.	1,729,995
54,700	Valero Energy Corp.	1,321,005

1    SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
30,200	Viacom, Inc., Class B	$1,420,004
44,100	Walt Disney Co.	2,138,850
43,600	Wells Fargo & Co.	1,457,984
18,500	Wolverine World Wide, Inc.	717,430

Total Common Stocks (Cost $45,240,867)		57,800,460
Collateral for Securities on Loan (2.7%)
1,545,745	State Street Navigator Prime Portfolio	1,545,745

Total Collateral for Securities on Loan (Cost $1,545,745)		1,545,745
Total Investments 102.8% (Cost $46,786,612)		59,346,205
Liabilities Less Other Assets (2.8)%		(1,611,266)

Net Assets 100.0%		$57,734,939

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2012.

2    SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

June 30, 2012 (Unaudited)

Consumer Discretionary	30.6%
Industrials	24.8%
Information Technology	10.4%
Financial	10.3%
Energy	10.0%
Materials	8.7%
Health Care	5.3%

100.1%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

June 30, 2012 (Unaudited)

Cable & Satellite	11.6%
Industrial Machinery	6.9%
Movies & Entertainment	6.2%
Railroads	5.4%
IT Consulting & Other Services	5.4%
Industrial Gases	5.2%
Oil & Gas Equipment & Services	5.2%
Computer Hardware	5.1%
Apparel Retail	4.6%
Construction & Farm Machinery & Heavy Trucks	4.1%
Electrical Components & Equipment	3.9%
Steel	3.5%
Home Improvement Retail	3.1%
Industrial Conglomerates	3.0%
Household Appliances	2.9%
Pharmaceuticals	2.8%
Consumer Finance	2.8%
Diversified Banks	2.5%
Oil & Gas Drilling	2.5%
Biotechnology	2.4%
Other Diversified Financial Services	2.4%
Oil & Gas Refining & Marketing	2.3%
Footwear	2.2%
Air Freight & Logistics	1.5%
Specialized Finance	1.4%
Regional Banks	1.2%

100.1%

      Percentages are based upon common stocks as a percentage of net assets.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.2%)
9,500	Accenture PLC, Class A(x)	$570,855
1,700	Apple, Inc.†(x)	992,800
10,800	BB&T Corp.	333,180
6,800	Bed Bath & Beyond, Inc.†	420,240
17,200	Bio-Reference Labs, Inc.(a)	452,016
5,500	Caterpillar, Inc.(x)	467,005
5,600	Celgene Corp.†(x)	359,296
600	CME Group, Inc.	160,866
5,800	Cognizant Technology Solutions Corp., Class A†(x)	348,000
26,900	Comcast Corp., Class A(x)	859,993
18,600	CSX Corp.(x)	415,896
10,500	Danaher Corp.(x)	546,840
8,600	Dover Corp.	461,046
2,000	Ecolab, Inc.	137,060
5,600	Emerson Electric Co.	260,848
14,300	Ezcorp, Inc., Class A†	335,478
4,100	F5 Networks, Inc.†	408,196
4,000	FedEx Corp.	366,440
25,800	General Electric Co.(x)	537,672
4,800	Guess?, Inc.(a)	145,776
8,200	Halliburton Co.	232,798
10,700	Helen of Troy, Ltd.† (a)	362,623
3,600	Home Depot, Inc.	190,764
5,700	Illinois Tool Works, Inc.	301,473
3,200	International Business Machines Corp.(x)	625,856
11,600	JPMorgan Chase & Co.	414,468
10,000	Lowe’s Cos., Inc.	284,400
800	Mastercard, Inc., Class A	344,088
3,600	National Oilwell Varco, Inc.	231,984
3,900	Nike, Inc., Class B	342,342
7,900	Noble Corp.†(x)	256,987
2,400	Norfolk Southern Corp.	172,248
4,600	Praxair, Inc.	500,158
10,400	Questcor Pharmaceuticals, Inc.† (a)	553,696

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
4,500	Reliance Steel & Aluminum Co.	$227,250
10,500	ResMed, Inc.†	327,600
3,400	Schlumberger, Ltd.(x)	220,694
5,700	Time Warner Cable, Inc.(x)	467,970
16,600	TJX Cos., Inc.(x)	712,638
15,300	Valero Energy Corp.	369,495
6,000	Walt Disney Co.(x)	291,000
15,000	Wells Fargo & Co.	501,600
12,600	Western Digital Corp.†	384,048

Total Common Stocks (Cost $14,408,322)		16,895,683
Collateral for Securities on Loan (6.4%)
1,098,884	State Street Navigator Prime Portfolio	1,098,884

Total Collateral for Securities on Loan (Cost $1,098,884)		1,098,884
Short-Term Investment (1.4%)
$ 243,822	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	243,822

Total Short-Term Investments (Cost $243,822)		243,822
Total Investments 107.0% (Cost $15,751,028)		18,238,389
Liabilities Less Other Assets (7.0)%		(1,201,073)

Net Assets 100.0%		$17,037,316

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of June 30, 2012.

2      SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2012 (UNAUDITED)

Shares	Short Security	Value
2,000	SL Green Realty Corp., REIT	$160,480
3,000	SPDR S&P 500 ETF Trust	408,810
3,300	Texas Industries, Inc.	128,733

Total Securities Sold Short (Proceeds $596,617)		$698,023

The accompanying notes are an integral part of the schedule of investments.

REIT	Real Estate Investment Trust

3      SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

June 30, 2012 (Unaudited)

Consumer Discretionary	23.9%
Information Technology	21.6%
Industrials	20.7%
Financial	10.3%
Health Care	9.9%
Energy	7.7%
Materials	5.1%

99.2%

      Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

June 30, 2012 (Unaudited)

IT Consulting & Other Services	9.1%
Cable & Satellite	7.9%
Industrial Conglomerates	6.4%
Computer Hardware	5.9%
Apparel Retail	5.1%
Industrial Machinery	4.5%
Oil & Gas Equipment & Services	4.0%
Railroads	3.5%
Pharmaceuticals	3.3%
Diversified Banks	3.0%
Industrial Gases	3.0%
Home Improvement Retail	2.8%
Construction & Farm Machinery & Heavy Trucks	2.8%
Health Care Services	2.7%
Homefurnishing Retail	2.5%
Other Diversified Financial Services	2.4%
Communications Equipment	2.4%
Computer Storage & Peripherals	2.3%
Oil & Gas Refining & Marketing	2.2%
Air Freight & Logistics	2.2%
Household Appliances	2.1%
Biotechnology	2.1%
Data Processing & Outsourced Services	2.0%
Footwear	2.0%
Consumer Finance	2.0%
Regional Banks	2.0%
Health Care Equipment	1.9%
Movies & Entertainment	1.7%
Electrical Components & Equipment	1.5%
Oil & Gas Drilling	1.5%
Steel	1.4%
Specialized Finance	1.0%

99.2%

      Percentages are based upon long positions as a percentage of net assets.

ICON RISK-MANAGED EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (101.0%)
3,000	3M Co.(x)	$268,800
4,200	Abbott Laboratories	270,774
5,300	Accenture PLC, Class A(x)	318,477
2,700	Air Products & Chemicals, Inc.(x)	217,971
8,600	Altria Group, Inc.(x)	297,130
4,000	Amgen, Inc.(x)	292,160
1,400	Apple, Inc.(x)	817,600
3,800	Automatic Data Processing, Inc.(x)	211,508
2,200	BB&T Corp.(x)	67,870
2,600	Caterpillar, Inc.(x)	220,766
1,700	Celgene Corp.†	109,072
2,300	Chevron Corp.(x)	242,650
400	CME Group, Inc. (x)	107,244
2,400	Cognizant Technology Solutions Corp., Class A(x)	144,000
5,500	Comcast Corp., Class A	175,835
2,700	ConocoPhillips(x)	150,876
15,100	CSX Corp.(x)	337,636
1,800	CVS Caremark Corp.	84,114
2,900	Danaher Corp.(x)	151,032
4,900	Dover Corp.(x)	262,689
1,200	E.I. du Pont de Nemours & Co.(x)	60,684
3,100	EMC Corp.†	79,453
2,000	Express Scripts, Inc.(x)	111,660
2,500	Exxon Mobil Corp.(x)	213,925
4,100	Ezcorp, Inc., Class A†	96,186
1,500	FedEx Corp.(x)	137,415
2,700	Genuine Parts Co.(x)	162,675
600	Goldman Sachs Group, Inc.	57,516
300	Google, Inc., Class A(x)	174,021
5,400	Halliburton Co.(x)	153,306
3,100	Helmerich & Payne, Inc.(x)	134,788
2,800	Ingredion, Inc.(x)	138,656
12,500	Intel Corp.(x)	333,125
4,000	International Business Machines Corp.(x)	782,320

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
1,950	JOS A. Bank Clothiers, Inc.(x)	$82,797
10,200	JPMorgan Chase & Co.(x)	364,446
2,700	Kimberly-Clark Corp.	226,179
1,400	Laboratory Corp. of America Holdings(x)	129,654
4,900	Lincare Holdings, Inc.(x)	166,698
11,100	Lowe’s Cos., Inc.(x)	315,684
1,100	M&T Bank Corp.(x)	90,827
1,800	McKesson Corp.	168,750
6,200	Medtronic, Inc.(x)	240,126
13,800	Microsoft Corp.(x)	422,142
3,500	Morgan Stanley(x)	51,065
2,300	Murphy Oil Corp.(x)	115,667
3,700	National Oilwell Varco, Inc.(x)	238,428
1,200	Nike, Inc., Class B(x)	105,336
1,600	Occidental Petroleum Corp.(x)	137,232
2,800	Parker Hannifin Corp.(x)	215,264
4,400	Philip Morris International, Inc.(x)	383,944
2,300	Praxair, Inc.(x)	250,079
1,500	Procter & Gamble Co.(x)	91,875
1,300	Prudential Financial, Inc.(x)	62,959
1,500	QUALCOMM, Inc.(x)	83,520
2,000	Sempra Energy(x)	137,760
5,400	Southern Co.	250,020
4,500	Target Corp.(x)	261,855
2,200	Teva Pharmaceutical Industries, Ltd., ADR	86,768
13,400	TJX Cos., Inc.(x)	575,262
1,800	Torchmark Corp.(x)	90,990
900	Tupperware Brands Corp.(x)	49,284
5,400	U.S. Bancorp(x)	173,664
3,400	Union Pacific Corp.(x)	405,654
2,100	United Technologies Corp.(x)	158,613
1,900	Valero Energy Corp.	45,885
1,600	Varian Medical Systems, Inc.(x)	97,232
4,500	Wal-Mart Stores, Inc.(x)	313,740
7,400	Walt Disney Co.(x)	358,900
8,500	Wells Fargo & Co.(x)	284,240
5,200	Xcel Energy, Inc.(x)	147,732

Total Common Stocks (Cost $12,102,841)		14,764,205

2      SCHEDULE OF INVESTMENTS

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Put Option Purchased (0.1%)
S+P 500 Index, July 2012, $1,290.00	30	$10,200

Total Put Options Purchased (Cost $103,001)		10,200

Shares or Principal Amount		Value
Short-Term Investment (3.1%)
$454,806	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/02/12	454,806

Total Short-Term Investments (Cost $454,806)		454,806
Total Investments 104.2% (Cost $12,660,648)		15,229,211
Liabilities Less Other Assets (4.2)%		(613,091)

Net Assets 100.0%		$14,616,120

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for call options written.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

3      SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND

SCHEDULE OF WRITTEN CALL OPTIONS

JUNE 30, 2012 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 Index, July 2012, $1,335.00	40	$150,400

Total Options Written (Premiums received $51,865)		$150,400

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

4      SCHEDULE OF INVESTMENTS

ICON Risk-Managed Equity Fund

Sector Composition

June 30, 2012 (Unaudited)

Information Technology	23.0%
Industrials	14.8%
Consumer Discretionary	14.3%
Health Care	11.4%
Consumer Staples	10.5%
Financial	9.9%
Energy	9.8%
Utilities	3.7%
Materials	3.6%

101.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Equity Fund

Industry Composition

June 30, 2012 (Unaudited)

IT Consulting & Other Services	8.5%
Integrated Oil & Gas	5.9%
Computer Hardware	5.6%
Railroads	5.1%
Tobacco	4.7%
Apparel Retail	4.5%
Industrial Machinery	3.3%
Industrial Gases	3.2%
Diversified Banks	3.1%
Systems Software	2.9%
Industrial Conglomerates	2.9%
Health Care Services	2.8%
Biotechnology	2.7%
Oil & Gas Equipment & Services	2.7%
Other Diversified Financial Services	2.5%
Movies & Entertainment	2.5%
Pharmaceuticals	2.4%
Health Care Equipment	2.3%
Semiconductors	2.3%
Household Products	2.2%
Home Improvement Retail	2.2%
Hypermarkets & Super Centers	2.1%
Multi-Utilities	1.9%
General Merchandise Stores	1.8%
Electric Utilities	1.7%
Construction & Farm Machinery & Heavy Trucks	1.5%
Data Processing & Outsourced Services	1.4%
Cable & Satellite	1.2%
Internet Software & Services	1.2%
Health Care Distributors	1.2%
Distributors	1.1%
Regional Banks	1.1%
Aerospace & Defense	1.1%
Life & Health Insurance	1.0%
Other Industries (each less than 1%)	8.4%

101.0%

      Percentages are based upon common stocks as a percentage of net assets.

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Utilities Fund (formerly, ICON Telecommunication & Utilities Fund) (“Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (formerly, ICON Core Equity Fund) (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”).

All Funds offer three classes of shares: Class S, Class C, and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies (see Note 3).

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector or country. As of June 30, 2012, the Europe Fund had a significant weighting in the United Kingdom and the ICON Fund had a significant weighting in the Consumer Discretionary sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2012:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*
Assets
Common Stocks	$55,417,146	$—	$—	$55,417,146
Collateral for Securities on Loan	—	336,656	—	336,656

Total	$55,417,146	$336,656	$—	$55,753,802

ICON Consumer Staples Fund*
Assets
Common Stocks	$34,711,110	$—	$—	$34,711,110
Collateral for Securities on Loan	—	420,090	—	420,090
Short-Term Investment	—	150,986	—	150,986

Total	$34,711,110	$571,076	$—	$35,282,186

ICON Energy Fund*
Assets
Common Stocks	$551,168,433	$—	$—	$551,168,433
Collateral for Securities on Loan	—	9,456,618	—	9,456,618
Short-Term Investment	—	2,547,733	—	2,547,733

Total	$551,168,433	$12,004,351	$—	$563,172,784

ICON Financial Fund*
Assets
Common Stocks	$53,307,898	$—	$—	$53,307,898

Total	$53,307,898	$—	$—	$53,307,898

ICON Healthcare Fund*
Assets
Common Stocks	$109,429,023	$—	$—	$109,429,023
Collateral for Securities on Loan	—	6,391,747	—	6,391,747
Short-Term Investment	—	10,099,587	—	10,099,587

Total	$109,429,023	$16,491,334	$—	$125,920,357

ICON Industrials Fund*
Assets
Common Stocks	$43,040,470	$—	$—	$43,040,470

Total	$43,040,470	$—	$—	$43,040,470

ICON Information Technology Fund*
Assets
Common Stocks	$70,260,959	$—	$—	$70,260,959
Collateral for Securities on Loan	—	2,855,748	—	2,855,748
Short-Term Investment	—	411,745	—	411,745

Total	$70,260,959	$3,267,493	$—	$73,528,452

ICON Materials Fund*
Assets
Common Stocks	$43,187,762	$—	$—	$43,187,762
Collateral for Securities on Loan	—	421,027	—	421,027

Total	$43,187,762	$421,027	$—	$43,608,789

ICON Utilities Fund*
Assets
Common Stocks	$32,350,179	$—	$—	$32,350,179
Short-Term Investment	—	355,498	—	355,498

Total	$32,350,179	$355,498	$—	$32,705,677

ICON Asia-Pacific Region Fund*
Assets
Common Stocks
South Korea	$283,581	$9,918,996	$—	$10,202,577
Japan	305,874	9,593,419	—	9,899,293
Australia	—	9,780,991	—	9,780,991
China	925,120	2,243,796	—	3,168,916
Thailand	—	3,077,552	—	3,077,552
Other Countries	—	10,168,904	57,812	10,226,716
Collateral for Securities on Loan	—	2,035,965	—	2,035,965
Short-Term Investment	—	2,570,639	—	2,570,639

Total	$1,514,575	$49,390,262	$57,812	$50,962,649

ICON Europe Fund*
Assets
Common Stocks
United Kingdom	$—	$7,524,339	$—	$7,524,339
Germany	—	4,592,306	—	4,592,306
France	—	4,245,077	—	4,245,077
Switzerland	—	3,643,800	—	3,643,800
Norway	—	2,095,772	—	2,095,772
Netherlands	—	1,619,552	—	1,619,552
Other Countries	560,800	1,587,095	—	2,147,895
Preferred Stock Germany	—	325,367	—	325,367
Collateral for Securities on Loan	—	361,679	—	361,679

Total	$560,800	$25,994,987	$—	$26,555,787

ICON International Equity Fund*
Assets
Common Stocks
South Korea	$893,282	$13,213,578	$—	$14,106,860
Canada	8,686,411	—	—	8,686,411
Switzerland	—	4,876,532	—	4,876,532
France	—	4,621,405	—	4,621,405
Germany	—	4,556,748	—	4,556,748
Other Countries	4,469,331	28,866,584	151,378	33,487,293
Preferred Stocks Brazil	325,865	—	—	325,865
Collateral for Securities on Loan	—	1,440,024	—	1,440,024
Short-Term Investment	—	714,009	—	714,009

Total	$14,374,889	$58,288,880	$151,378	$72,815,147

ICON Bond Fund*
Assets
Corporate Bonds	$—	$72,329,958	$—	$72,329,958
U.S. Treasury Obligations	—	13,334,962	—	13,334,962
Foreign Corporate Bonds	—	5,798,749	—	5,798,749
Collateral for Securities on Loan	—	5,845,613	—	5,845,613
Short-Term Investment	—	5,842,345	—	5,842,345

Total	$—	$103,151,627	$—	$103,151,627

ICON Equity Income Fund*
Assets
Common Stocks	$22,018,816	$—	$—	$22,018,816
Preferred Stocks	344,380	—	—	344,380
Corporate Bonds	—	1,493,847	—	1,493,847
Call Options Purchased	156,943	—	—	156,943
Collateral for Securities on Loan	—	1,122,065	—	1,122,065
Short-Term Investment	—	319,556	—	319,556

Total	$22,520,139	$2,935,468	$—	$25,455,607

ICON Fund*
Assets
Common Stocks	$57,800,460	$—	$—	$57,800,460
Collateral for Securities on Loan	—	1,545,745	—	1,545,745

Total	$57,800,460	$1,545,745	$—	$59,346,205

ICON Long/Short Fund*
Assets
Common Stocks	$16,895,683	$—	$—	$16,895,683
Collateral for Securities on Loan	—	1,098,884	—	1,098,884
Short-Term Investment	—	243,822	—	243,822

Total	$16,895,683	$1,342,706	$—	$18,238,389

Liabilities
Securities Sold Short
Common Stocks	$(289,213)	$—	$—	$(289,213)
Mutual Funds	(408,810)	—	—	(408,810)

Total	$(698,023)	$—	$—	$(698,023)

ICON Risk-Managed Equity Fund*
Assets
Common Stocks	$14,764,205	$—	$—	$14,764,205
Put Options Purchased	10,200	—	—	10,200
Short-Term Investment	—	454,806	—	454,806

Total	$14,774,405	$454,806	$—	$15,229,211

Liabilities
Written Call Options	$(150,400)	—	—	(150,400)

Total	$(150,400)	$—	$—	$(150,400)

*	Please refer to the Schedule of Investments and the Sector/Industry classification and Country composition tables for additional security details.

For the period ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2012 for the Asia-Pacific Region Fund and the International Equity Fund, was as follows:

Common Stocks Hong Kong
ICON Asia-Pacific Region Fund
Beginning balance 9/30/11	$91,815
Purchases	—
Sales	—
Accrued Discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	(34,003)

Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance 6/30/12	$57,812

Net change in unrealized appreciation/(depreciation) on Investments held at 6/30/12	$(34,003)

ICON International Equity Fund
Beginning balance 9/30/11	$240,414
Purchases	—
Sales	—
Accrued Discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	(89,036)
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance June 6/30/12	$151,378

Net change in unrealized appreciation/(depreciation) on Investments held at 6/30/12	$(89,036)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Funds are currently assessing the impact of this guidance on its financial statements.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2012 was limited to purchased and written options.

The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk, liquidity and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of June 30, 2012, the Equity Income Fund engaged in purchased call options transactions, and the Risk-Managed Equity Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended June 30, 2012, were as follows:

	Risk-Managed Equity Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	75	$250,738
Options written during period	1,055	2,224,204
Options closed during period	(1,090)	(2,423,077)

Options outstanding, end of period	40	$51,865

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2012, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator PrimePortfolio and is disclosed on the Schedule of Investments.

As of June 30, 2012, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Consumer Discretionary Fund	$337,853	$336,656
ICON Consumer Staples Fund	422,974	420,090
ICON Energy Fund	9,639,635	9,456,618
ICON Healthcare Fund	6,265,705	6,391,747
ICON Information Technology Fund	2,874,873	2,855,748
ICON Materials Fund	435,836	421,027
ICON Asia-Pacific Region Fund	1,981,310	2,035,965
ICON Europe Fund	369,075	361,679
ICON International Equity Fund	1,398,918	1,440,024
ICON Bond Fund	5,737,755	5,845,613
ICON Equity Income Fund	1,124,335	1,122,065
ICON Fund	1,552,745	1,545,745
ICON Long/Short Fund	1,100,692	1,098,884

The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2012. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Utilities Fund, the Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer
(Principal Executive Officer)

Date August 17, 2012

By (Signature and Title)*	/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date August 17, 2012

* Print the name and title of each signing officer under his or her signature.